Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Parenthetical) (Detail) € in Millions	Dec. 31, 2020 EUR (€)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognition of deferred tax assets	€ 345